Events After The Reporting Period - Additional Information (Detail) € in Millions, $ in Millions	Feb. 08, 2022 EUR (€)	Nov. 30, 2021 USD ($)
Vonage Holdings Corp [member] | Vonage acquisition [member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value		$ 6,200
Termination fee		$ 200
Euro Medium Term Note [member] | Bonds Issued [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notes and debentures issued | €	€ 750